SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Net investment income	$ 415,921	$ 402,071	$ 410,864
Net realized and unrealized investment gains (losses)	(389,632)	232,491	26,266
Total revenues	5,590,226	5,674,785	5,421,958
Expenses
Other expenses	305,568	348,398	471,905
Net foreign exchange (gains) losses	(119,151)	108,244	(77,515)
Net (loss) income	(85,994)	264,021	447,308
Preferred dividends	46,416	46,416	55,043
Loss on redemption of preferred shares	0	0	4,908
Net (loss) income attributable to common shareholder	(132,410)	217,605	387,357
Comprehensive (loss) income
Net (loss) income	(85,994)	264,021	447,308
Total other comprehensive (loss) income, net of tax	(48,353)	(15,712)	8,714
Comprehensive (loss) income	(134,347)	248,309	456,022
Parent Company [Member]
Revenues
Net investment income	1,844	1,890	2,690
Interest income on intercompany loans	13,015	12,201	12,109
Net realized and unrealized investment gains (losses)	(1,632)	91	2,993
Other income	(6,778)	8,418	2,483
Total revenues	6,449	22,600	20,275
Expenses
Other expenses	25,792	40,131	116,758
Interest expense on intercompany loans	15,041	12,085	7,016
Net foreign exchange (gains) losses	(50,276)	35,753	(10,788)
Total expenses	(9,443)	87,969	112,986
Loss before equity in net income of subsidiaries	15,892	(65,369)	(92,711)
Equity in net income of subsidiaries	(101,886)	329,390	540,019
Net (loss) income	(85,994)	264,021	447,308
Preferred dividends	46,416	46,416	55,043
Loss on redemption of preferred shares	0	0	4,908
Net (loss) income attributable to common shareholder	(132,410)	217,605	387,357
Comprehensive (loss) income
Net (loss) income	(85,994)	264,021	447,308
Total other comprehensive (loss) income, net of tax	(48,353)	(15,712)	8,714
Comprehensive (loss) income	$ (134,347)	$ 248,309	$ 456,022